Basis of preparation of financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation of financial statements
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average annual rate
	2021	2020	2019	2021	2020	2019
US Dollar ("US$")	5.5805	5.1967	4.0307	5.3956	5.1578	3.9461
Canadian dollar ("CAD")	4.3882	4.0771	3.1034	4.3042	3.8480	2.9746
Euro ("EUR")	6.3210	6.3779	4.5305	6.3784	5.8989	4.4159